Share-Based Compensation (Allocated Share-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member] Stock Options [Member]	Dec. 31, 2012 Successor [Member] Stock Options [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member] Cost of goods sold [Member]	Dec. 31, 2012 Successor [Member] Stock Options [Member] Cost of goods sold [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member] Cost of goods sold [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member] Selling, general and administrative [Member]	Dec. 31, 2012 Successor [Member] Stock Options [Member] Selling, general and administrative [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member] Selling, general and administrative [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member] Cost of goods sold [Member]	Dec. 31, 2012 Successor [Member] Restricted Stock Units (RSUs) [Member] Cost of goods sold [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member] Cost of goods sold [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member] Selling, general and administrative [Member]	Dec. 31, 2012 Successor [Member] Restricted Stock Units (RSUs) [Member] Selling, general and administrative [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member]	Sep. 28, 2012 Predecessor [Member] Stock Options [Member]	Dec. 31, 2011 Predecessor [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member] Cost of goods sold [Member]	Sep. 28, 2012 Predecessor [Member] Stock Options [Member] Cost of goods sold [Member]	Dec. 31, 2011 Predecessor [Member] Stock Options [Member] Cost of goods sold [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member] Selling, general and administrative [Member]	Sep. 28, 2012 Predecessor [Member] Stock Options [Member] Selling, general and administrative [Member]	Dec. 31, 2011 Predecessor [Member] Stock Options [Member] Selling, general and administrative [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member] Cost of goods sold [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock [Member] Cost of goods sold [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock [Member] Cost of goods sold [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member] Selling, general and administrative [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock [Member] Selling, general and administrative [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock [Member] Selling, general and administrative [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member] Selling, general and administrative [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Cost of goods sold [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Cost of goods sold [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Cost of goods sold [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Selling, general and administrative [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Selling, general and administrative [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Sep. 28, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Dec. 31, 2011 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Cost of goods sold [Member]	Sep. 28, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Cost of goods sold [Member]	Dec. 31, 2011 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Cost of goods sold [Member]	Dec. 31, 2010 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Cost of goods sold [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Selling, general and administrative [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Selling, general and administrative [Member]	Sep. 28, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Selling, general and administrative [Member]	Dec. 31, 2011 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Selling, general and administrative [Member]	Dec. 31, 2010 Predecessor [Member] Cash Settled Restricted Stock Units [Member] Selling, general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total, pre-tax	$ 2,242	$ 2,226	$ 4,476	$ 224	$ 223	$ 447	$ 2,018	$ 2,003	$ 4,029	$ 24	$ 14	$ 58	$ 2	$ 1	$ 5	$ 22	$ 13	$ 53	$ 968	$ 2,000	$ 3,000	$ 4,321	$ 5,845	$ 97	$ 200	$ 300	$ 432	$ 522	$ 871	$ 1,800	$ 2,700	$ 3,889	$ 5,323	$ 1,180	$ 2,452	$ 3,767	$ 5,509	$ 7,360	$ 118	$ 245	$ 377	$ 551	$ 666	$ 1,062	$ 2,207	$ 3,390	$ 4,958	$ 6,694	$ 0	$ 0	$ 1,740	$ 0	$ 0	$ 174	$ 0	$ 0	$ 1,566	$ 480	$ 1,322	$ 2,321	$ 1,320	$ 492	$ 48	$ 132	$ 232	$ 132	$ 49	$ 432	$ 1,190	$ 2,089	$ 1,188	$ 443
Tax effect of share-based compensation	(830)	(824)	(1,656)							(9)	(5)	(21)							(358)	(740)	(1,110)	(1,599)	(2,211)											(437)	(907)	(1,394)	(2,038)	(2,797)											0	0	(661)							(178)	(489)	(859)	(488)	(187)
Total, net of tax	$ 1,412	$ 1,402	$ 2,820							$ 15	$ 9	$ 37							$ 610	$ 1,260	$ 1,890	$ 2,722	$ 3,634											$ 743	$ 1,545	$ 2,373	$ 3,471	$ 4,563											$ 0	$ 0	$ 1,079							$ 302	$ 833	$ 1,462	$ 832	$ 305